Marketable Securities and Securities Investments (Cost and Fair Value of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities by Contractual Maturity) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2021	Mar. 31, 2020
Available for Sale Securities, Cost
Due in one year or less	¥ 568,574
Due after one year through five years	419,311
Due after five years through ten years	650,929
Due after ten years	1,943,952
Total	3,582,766
Available-for-sale securities, Fair value
Due in one year or less	568,625
Due after one year through five years	434,470
Due after five years through ten years	725,747
Due after ten years	2,013,444
Total	3,742,286
Held-to-maturity securities, Cost
Due in one year or less	6,680
Due after one year through five years	288,952
Due after five years through ten years	252,897
Due after ten years	7,188,376
Held-to-maturity securities, Cost	7,736,905	¥ 7,418,512
Held-to-maturity securities, Fair value
Due in one year or less	6,757
Due after one year through five years	307,127
Due after five years through ten years	284,725
Due after ten years	8,823,150
Total	¥ 9,421,759	¥ 9,874,636